Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Bank Premises and Equipment
Summary of bank premises and equipment, by asset classification

	Estimated
	useful lives				2016	2015
					(Dollars in Thousands)
Bank buildings and improvements	5	-	40	years	$542,063	$523,022
Furniture, equipment and vehicles	1	-	20	years	280,586	274,923
Land					125,213	121,936
Real estate held for future expansion:
Land, building, furniture, fixture and equipment	7	-	27	years	—	—
Less: accumulated depreciation					(420,279)	(403,165)
Bank premises and equipment, net					$527,583	$516,716